Nature of Business and Organization (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jun. 21, 2024	Jan. 03, 2024	Jan. 02, 2024	Mar. 31, 2026	Mar. 31, 2025
Nature of Business and Organization [Line Items]
Date of incorporated				Jun. 01, 2023
Gross proceeds amount	$ 8.0
Number of transfer shares		3,300,000
Common Stock [Member]
Nature of Business and Organization [Line Items]
Number of shares issued					2,000,000
Common Stock [Member] | Rectitude [Member]
Nature of Business and Organization [Line Items]
Number of shares issued			12,499,000
Number of shares exchange		12,499,000
IPO [Member]
Nature of Business and Organization [Line Items]
Price per share	$ 4
IPO [Member] | Rectitude [Member]
Nature of Business and Organization [Line Items]
Number of shares issued	2,000,000